UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4427

Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal High Income Fund
June 30, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.71%
Arizona Health Facilities Authority, Hospital Revenue Bonds:
(John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	$3,500	$3,896,935
(Phoenix Children's Hospital), Series 2007C,
4.73%, 2-1-42 (A)	2,500	2,512,075
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,415,576
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,115	1,157,749
		8,982,335
California - 4.13%
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
Series 2007 C,
5.3%, 2-1-49	9,410	9,760,805
Series 2007 A,
5.45%, 2-1-48	3,200	3,399,008
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	6,600	7,545,978
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.25%, 6-1-36	1,000	1,020,620
		21,726,411
Colorado - 9.96%
City and County of Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2002E:
5.25%, 11-15-13	6,000	6,278,760
5.25%, 11-15-14	4,000	4,181,960
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,300	4,867,815
Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds, Collegiate Academy
      of Colorado Project, A Charter School Created by
      Jefferson County School District R-1, Jefferson County,
      State of Colorado, Series 2002:

7.5%, 12-15-31	3,000	3,253,770
7.375%, 12-15-21	1,000	1,080,490
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,450	3,948,077
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,539,695
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.75%, 12-1-36	3,000	3,042,120
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,763,157
6.125%, 5-1-33	1,000	1,104,960
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A:
5.75%, 1-1-37	1,500	1,546,995
5.25%, 1-1-16	1,180	1,200,603
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,165,320
Wildgrass Metropolitan District (In the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.2%, 12-1-34	2,000	2,119,700
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.25%, 12-1-37	1,925	1,890,465
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.75%, 12-1-36	1,445	1,457,441
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.05%, 12-1-33	1,245	1,287,579
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,273,016
Copperleaf Metropolitan District No. 2, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.95%, 12-1-36	1,250	1,271,525
Fallbrook Metropolitan District (in the City of Thornton, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.625%, 12-1-26	1,200	1,189,716
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.5%, 12-1-35	1,100	1,103,608
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,085,160
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007,
5.4%, 12-1-27	1,000	1,004,690
Park Meadows Business Improvement District in the City of Lone Tree, Colorado, Shared Sales Tax Revenue Bonds, Series 2007,
5.3%, 12-1-27	475	480,467
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	280	295,159
		52,432,248
Connecticut - 1.49%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,254,830
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,588,475
		7,843,305
Delaware - 0.21%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
6.0%, 1-1-35	700	719,656
5.9%, 1-1-26	375	385,549
		1,105,205
Florida - 1.35%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,858,700
Lee County Industrial Development Authority (Florida), Healthcare Facilities Revenue Bonds, Series 2006 (Shell Point/Alliance Obligated Group), (Shell Point Village Project),
5.125%, 11-15-36	1,250	1,245,213
		7,103,913

Georgia - 1.19%
Brunswick and Glynn County Development Authority, First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project) Series 2004A,
7.25%, 1-1-35	4,625	4,005,528
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,729,711
7.4%, 1-1-24	510	536,525
		6,271,764
Illinois - 2.69%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	2,975	3,167,274
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.85%, 12-1-36	2,675	2,730,854
Illinois Finance Authority, Revenue Bonds:
Series2005A (The Landing at Plymouth Place Project),
6.0%, 5-15-25	1,500	1,569,045
(Three Crowns Park Project), Revenue Bonds Series 2006A,
5.875%, 2-15-26	1,000	1,039,980
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,153,640
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,099,440
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	1,000	1,054,780
Township High School District 214, Cook County, Illinois, General Obligation Limited School Bonds, Series 1998 (Capital Appreciation Bonds),
0.0%, 12-1-14	500	359,360
		14,174,373
Indiana - 0.40%
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.35%, 1-15-27	2,165	2,106,177

Iowa - 2.02%
City of Cedar Rapids, Iowa, (Cottage Grove Place Project):
First Mortgage Revenue Bonds, Series 1998-A,
5.875%, 7-1-28	5,000	4,105,350
First Mortgage Adjustable Revenue Bonds, Series 2004,
6.5%, 7-1-33	2,655	2,561,358
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.25%, 11-15-21	2,650	2,712,805
City of Coralville, Iowa (Coralville Marriott Hotel and
      Convention Center), Certificates of Participation
      Evidencing Undivided Proportionate Interests in Base
      Lease Payments Pursuant to a Lease Purchase
      Agreement, Series 2006D,

5.25%, 6-1-26	1,200	1,236,072
		10,615,585
Kansas - 9.13%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
Series 2007A-1 Bonds,
5.5%, 12-1-38	5,000	5,187,800
Series 2006B-1 Bonds,
5.3%, 12-1-38	4,900	5,045,334
Series 2006B-2 Bonds,
5.25%, 12-1-38	4,920	5,042,705
Series 2006B-4 Bonds,
5.55%, 12-1-38	4,750	5,031,390
Series 2006A-3 Bonds,
5.3%, 12-1-28	2,885	2,991,687
City of Olathe, Kansas, Senior Living Facility Revenue Bonds:
(Catholic Care Campus, Inc.), Series 2006A,
6.0%, 11-15-38	4,750	4,999,707
(Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,660,638
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.0%, 12-1-28	2,000	1,936,080
5.0%, 12-1-16	1,325	1,322,973
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.5%, 9-1-26	1,000	1,001,400
University of Kansas Hospital Authority, Health Facilities Refunding and Improvement Revenue Bonds (KU Health System), Series 2006,
5.0%, 9-1-36	5,000	4,992,050
City of Lawrence, Kansas, Hospital Revenue Bonds, Series 2006 (The Lawrence Memorial Hospital):
5.125%, 7-1-36	2,200	2,221,296
5.125%, 7-1-26	1,000	1,027,910
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.2%, 9-1-26	1,800	1,944,792
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
6.5%, 1-15-28 (B)	4,235	1,609,300
6.375%, 1-15-20 (B)	120	45,600
5.75%, 1-15-06 (B)	75	28,500
		48,089,162
Louisiana - 0.98%
Calcasieu Parish Public Trust Authority, Single Family Mortgage Revenue Bonds (Guaranteed Mortgage-Backed Securities Program), Series 2006B,
5.35%, 9-1-38	4,000	4,143,800
Louisiana Public Facilities Authority, Refunding Revenue Bonds (Pennington Medical Foundation Project), Series 2006,
5.0%, 7-1-21	1,000	1,015,920
		5,159,720
Maine - 1.00%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series1999A,
7.55%, 1-1-29	5,000	5,254,800

Maryland - 0.44%
City of Gaithersburg (Maryland), Economic Development Refunding Revenue Bonds (Asbury Maryland Obligated Group), Series 2006A,
5.125%, 1-1-36	2,300	2,326,703

Massachusetts - 1.25%
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,560,450
5.5%, 12-1-13	1,000	1,023,910
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.75%, 10-1-31	3,000	2,985,330
		6,569,690
Michigan - 1.64%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group):
Series 1998A:
5.75%, 9-1-17	1,500	1,522,740
5.75%, 9-1-17	1,320	1,360,933
Series 2007A,
5.0%, 8-15-38	1,500	1,407,840
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	1,009,460
6.5%, 2-1-36	1,000	1,003,840
The Economic Development Corporation of the Charter Township of Meridian, Limited Obligation First Mortgage, Revenue Refunding Bonds (Burcham Hills Retirement Center II Project), Series 2007A-1,
5.25%, 7-1-26	1,600	1,585,568
The Economic Development Corporation of the City of East Lansing, Limited Obligation First Mortgage, Revenue Bonds (Burcham Hills Retirement Center II Project), Series 2007B-1,
5.25%, 7-1-37	775	754,455
		8,644,836
Minnesota - 0.67%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.25%, 5-15-36	3,500	3,530,695

Mississippi - 0.37%
Mississippi Hospital Equipment and Facilities Authority, Hospital Refunding and Improvement Revenue Bonds (South Central Regional Medical Center), Series 2006:
5.25%, 12-1-21	1,350	1,381,117
5.0%, 12-1-15	590	598,059
		1,979,176
Missouri - 18.46%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds:
City of Branson, Missouri - Branson Landing Project:
Series 2004A:
5.5%, 12-1-24	2,000	2,071,860
5.625%, 12-1-28	1,000	1,043,180
Series 2005A,
6.0%, 6-1-20	1,000	1,117,470
City of St. Joseph, Missouri:
Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,551,415
Triumph Foods, LLC Project, Series 2004A:
6%, 3-1-15	1,000	1,041,000
5.25%, 3-1-25	500	509,255
City of Independence, Missouri:
Centerpoint Project, Series 2007E,
5.125%, 4-1-27	3,075	3,123,062
Eastland Center Project:
Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,175,453
Phase IV, Series 2000B,
5.125%, 4-1-22	875	916,676
Crackerneck Creek Project, Series 2006C,
5.0%, 3-1-28	1,100	1,113,035
Santa Fe Redevelopment Project, Series 2001,
5.25%, 4-1-23	2,500	2,611,775
Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.5%, 11-1-27	3,500	3,195,220
City of Harrisonville, Missouri (Harrisonville Towne Center Project):
Tax Increment Financing Improvement Revenue Notes, Series 2005,
5.0%, 7-1-07	6,860	6,860,000
Annual Appropriation-Supported Tax Increment and Sales Tax Refunding Revenue Bonds, Series 2007,
4.625%, 11-1-28	1,630	1,554,401
The Industrial Development Authority of the City of Kansas City, Missouri:
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,548,625
Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,587,285
6.25%, 1-1-24	1,000	1,049,270
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series2006 (Northland Redevelopment Area Project):
5.0%, 11-1-23	2,780	2,731,739
4.75%, 11-1-16	1,750	1,725,290
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project):
Series 2004:
6.0%, 3-1-19	2,610	2,728,990
6.25%, 3-1-24	1,000	1,046,340
Series 2006,
5.625%, 3-1-25	600	606,294
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,079,640
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.0%, 3-1-26	3,650	3,706,137
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,518,645
The Industrial Development Authority of the City of Lee's Summit, Missouri:
Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	2,000	2,005,360
Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.75%, 3-1-29	1,185	1,204,209
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,085,770
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.95%, 11-1-29	3,000	2,988,450
City of Raytown, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	2,825	2,869,833
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,763,072
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3-1-25	1,390	1,402,538
5.6%, 3-1-17	685	682,418
5.6%, 3-1-11	350	346,007
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-27	1,500	1,517,910
5.625%, 4-1-24	860	879,273
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,242,900
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,220,980
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,029,300
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,742,670
North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006,
5.0%, 1-1-26	1,545	1,534,309
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	2,000	2,041,920
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.75%, 12-1-28	1,000	1,029,470
The Industrial Development Authority of the City of Hannibal, Missouri, Health Facilities Refunding Revenue Bonds (Hannibal Regional Hospital), Series2006,
5.0%, 3-1-22	1,000	1,014,670
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.75%, 3-1-27	2,000	1,926,920
The Branson, Missouri, Regional Airport Transportation Development District, Airport Revenue Bonds (Branson, Missouri Airport Project):
Series 2007B ( AMT),
6.0%, 7-1-37	1,500	1,487,610
Series 2007A ( Non-AMT),
6.0%, 7-1-37	400	402,684
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.75%, 4-1-27	1,250	1,218,225
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.0%, 10-1-20	800	801,760
5.25%, 4-1-25	400	391,520
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004,
5.75%, 9-1-24	750	756,112
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	388,312
		97,186,259
Nevada - 0.68%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	1,990	2,050,556
6.375%, 8-1-23	1,495	1,540,822
		3,591,378
New Hampshire - 0.62%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,105,540
5.0%, 7-1-12	625	634,356
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	635	553,790
		3,293,686
New Jersey - 4.26%
New Jersey Economic Development Authority:
Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT):
5.5%, 4-1-12	5,080	5,232,756
6.375%, 4-1-18	2,385	2,704,972
Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.25%, 9-15-19	5,615	5,784,236
Fixed Rate First Mortgage Revenue Bonds (Lions Gate Project), Series 2005A:
5.875%, 1-1-37	1,230	1,263,837
5.75%, 1-1-25	710	730,420
Retirement Community Refunding Revenue Bonds (Seabrook Village, Inc. Facility), Series 2006,
5.25%, 11-15-36	1,000	1,001,470
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,708,200
		22,425,891
New York - 7.12%
Trust Inverse Certificates, beneficial ownership in Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.5%, 6-1-18 (C)	15,000	15,883,050
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, (The Southampton Hospital Association Civic Facility):
Series 1999B,
7.625%, 1-1-30	4,735	5,018,106
Series 1999A,
7.25%, 1-1-20	2,875	3,002,707
Suffolk County Industrial Development Agency (New York):
Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,177,920
Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	2,048,360
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.75%, 8-1-31	3,500	4,163,600
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,674,020
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,548,746
		37,516,509
North Carolina - 2.03%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds:
Series 1999 D,
6.7%, 1-1-19	2,500	2,666,325
Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,132,300
Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,104,520
North Carolina Medical Care Commission:
Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A Fixed Rate Bonds,
5.65%, 10-1-25	2,000	2,038,040
Retirement Facilities First Mortgage Revenue Refunding Bonds (The Forest at Duke), Series 2007,
5.125%, 9-1-27	1,750	1,768,532
		10,709,717
Ohio - 0.33%
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,757,333

Oklahoma - 2.08%
Oklahoma County Home Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series A (AMT),
5.4%, 10-1-38	5,000	5,213,750
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	1,500	1,530,510
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2006 Series B (AMT),
5.75%, 9-1-36	3,975	4,194,102
		10,938,362
Oregon - 0.97%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	4,948,800
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
8.0%, 6-1-21 (B)	3,000	165,000
		5,113,800
Pennsylvania - 2.89%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System):
Series 2000B,
9.25%, 11-15-22	5,000	5,894,600
Series 2007A:
5.0%, 11-15-17	3,000	3,002,220
5.0%, 11-15-28	1,500	1,444,635
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,370	3,426,245
7.35%, 7-1-22	1,400	1,423,058
		15,190,758
Rhode Island - 0.28%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series1999,
5.75%, 10-1-14	1,400	1,451,982

South Carolina - 2.82%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	12,475,092
South Carolina Jobs-Economic Development Authority:
Hospital Refunding and Improvement Revenue Bonds (Hampton Regional Medical Center Project), Series2006,
5.25%, 11-1-36	1,450	1,377,195
First Mortgage Health Care Facilities, Refunding and Revenue Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007,
5.625%, 5-1-42	1,000	997,630
		14,849,917
Tennessee - 2.16%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.9%, 5-1-29	3,750	3,876,412
6.8%, 5-1-19	1,955	2,021,216
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project):
Series 2002,
6.25%, 9-1-32	2,180	2,417,664
Series 2006C,
5.25%, 9-1-36	1,500	1,522,770
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds (Trezevant Manor Project), Fixed Rate Revenue Bonds, Series 2006A,
5.75%, 9-1-37	1,500	1,521,180
		11,359,242
Texas - 6.68%
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000C,
6.15%, 5-1-29	6,565	6,595,659
Series 2000A,
8.5%, 5-1-29	3,500	3,605,385
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,392,640
7.25%, 11-15-19	1,000	1,092,580
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior LifeCare Community Project), Series 2005A,
6.625%, 7-1-36	5,000	5,104,200
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds:
(The Village at Gleannloch Farms, Inc. Project), Series 2006A, Fixed Rate Bonds:
5.5%, 2-15-27	1,500	1,527,930
5.25%, 2-15-14	700	708,533
5.25%, 2-15-15	700	708,274
5.25%, 2-15-13	600	606,642
5.25%, 2-15-12	600	606,078
(Legacy at Willow Bend Project), Series 2006A Fixed Rate Bonds:
5.75%, 11-1-36	1,500	1,537,935
5.25%, 11-1-12	1,000	1,010,550
5.25%, 11-1-11	500	505,930
AllianceAirport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.25%, 12-1-29	2,500	2,364,550
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.0%, 11-15-36	1,750	1,841,997
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,650,450
Travis County Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Querencia at Barton Creek Project), Series 2005A Fixed Rate Bonds,
5.65%, 11-15-35	1,250	1,287,662
		35,146,995
Virginia - 1.89%
Norfolk Redevelopment and Housing Authority:
Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,210	3,310,345
First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	1,100	1,141,338
6.0%, 1-1-25	500	518,725
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,965,880
Industrial Development Authority of the City of Lexington, Virginia, Residential Care Facilities Mortgage Revenue Bonds (Kendal at Lexington), Series2007A (Tax-Exempt),
5.5%, 1-1-37	1,000	998,540
		9,934,828
Washington - 0.58%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,000	3,073,410

Wisconsin - 0.75%
Wisconsin Health and Educational Facilities Authority Revenue Bonds (Ascension Health Senior Credit Group), Series 2006A,
5.0%, 11-15-36	2,000	2,011,760
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,913,572
		3,925,332
Wyoming - 0.09%
Cheyenne Regional Airport Board, First Mortgage Bonds, Tax-Exempt Revenue Refunding Bonds, Series 2005B (AMT),
5.0%, 6-15-16	460	464,793

TOTAL MUNICIPAL BONDS - 95.32%		$501,846,290

(Cost: $491,990,545)

SHORT-TERM SECURITIES

Commercial Paper
Food and Related - 1.42%
General Mills, Inc.,
5.45%, 7-2-07	7,488	7,486,866

Utilities -- Electric - 1.33%
Wisconsin Electric Power Co.,
5.36%, 7-2-07	7,000	6,998,958

Total Commercial Paper - 2.75%		14,485,824

Municipal Obligations
Arizona - 0.02%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
3.75%, 7-5-07 (A)	100	100,000

Colorado - 1.15%
      Exempla General Improvement District, City of Lafayette,
            Colorado, Special Improvement District No.02-01,
            Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N. A.),
3.76%, 7-5-07 (A)	3,870	3,870,000
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007,
3.76%, 7-18-07 (A)	1,400	1,400,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
3.77%, 7-18-07 (A)	790	790,000
		6,060,000
Missouri - 0.67%
Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand Educational Facilities Revenue Bonds (Rockhurst University), Series 2002,
3.91%, 7-2-07 (A)	3,500	3,500,000

Texas - 0.09%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
3.75%, 7-5-07 (A)	500	500,000

Total Municipal Obligations - 1.93%		10,160,000

TOTAL SHORT-TERM SECURITIES - 4.68%		$24,645,824

(Cost: $24,645,824)

TOTAL INVESTMENT SECURITIES - 100.00%		$526,492,114

(Cost: $516,636,369)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007